Finance Leases (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost		$ 220,332	$ 222,447
Accumulated Depreciation		(85,558)	(45,211)
Net Book Value		134,774	$ 177,236
Twin Vee Powercarsco [Member]
Cost	$ 76,972	125,798
Accumulated Depreciation	(29,822)	(37,384)
Net Book Value	$ 47,150	$ 88,414